Schedule of Estimated Amortization Expense (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 4,829,655
2025	4,509,655
2026	2,642,155
2027	1,245,517
Thereafter	4,454,892
Total	$ 17,681,874	$ 23,982,495